Document And Entity Information - USD ($)	12 Months Ended
	May 31, 2018	Aug. 17, 2018	Nov. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	CLS HOLDINGS USA, INC.
Document Type	S-1
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding		75,295,795
Entity Public Float			$ 5,323,994
Amendment Flag	false
Entity Central Index Key	0001522222
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	May 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY